UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2017 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Common Stocks 93.6%
Argentina 2.1%
Adecoagro SA*	27,515	318,349
Grupo Financiero Galicia SA (ADR) (a)	9,345	290,349
Pampa Energia SA (ADR)*	12,884	598,333
(Cost $837,903)		1,207,031
Australia 1.3%
BHP Billiton PLC (Cost $498,385)	41,792	759,719
Brazil 8.1%
Banco do Brasil SA	82,980	819,240
BRF SA	26,913	379,725
CCR SA	51,526	253,616
Itau Unibanco Holding SA (Preferred)	100,332	1,185,733
Kroton Educacional SA	106,988	458,699
Lojas Americanas SA (Preferred)	41,314	219,347
Lojas Renner SA	32,989	250,001
Multiplan Empreendimentos Imobiliarios SA	11,108	220,144
Multiplan Empreendimentos Imobiliarios SA, Expiration Date 2/13/2017 (Rights)*	604	855
Petroleo Brasileiro SA (Preferred)*	96,416	459,575
Rumo Logistica Operadora Multimodal SA*	162,854	387,612
(Cost $3,431,216)		4,634,547
China 23.3%
Alibaba Group Holding Ltd. (ADR)*	16,778	1,699,779
Anhui Conch Cement Co., Ltd. "H"	209,500	673,836
Baidu, Inc. (ADR)*	3,500	612,745
China Communications Construction Co., Ltd. "H"	410,914	491,423
China Construction Bank Corp. "H"	1,537,577	1,137,298
China Merchants Bank Co., Ltd. "H"	181,120	455,390
Ctrip.com International Ltd. (ADR)*	11,500	496,915
Industrial & Commercial Bank of China Ltd. "H"	1,823,095	1,114,194
JD.com, Inc. (ADR)*	30,569	868,160
New Oriental Education & Technology Group, Inc. (ADR)*	15,050	715,628
PetroChina Co., Ltd. "H"	1,473,300	1,158,526
Ping An Insurance (Group) Co. of China Ltd. "H"	187,032	955,904
Tencent Holdings Ltd.	109,700	2,867,279
(Cost $11,182,063)		13,247,077
Hong Kong 3.5%
China Mobile Ltd.	114,152	1,279,095
China Overseas Land & Investment Ltd.	251,475	736,779
(Cost $1,748,845)		2,015,874
India 8.0%
Coal India Ltd.	87,012	396,875
HDFC Bank Ltd. (ADR)	15,861	1,093,299
ICICI Bank Ltd.	135,689	533,253
Infosys Ltd.	28,400	388,925
Larsen & Toubro Ltd.	21,460	455,650
Maruti Suzuki India Ltd.	8,839	768,659
Tata Consultancy Services Ltd.	13,772	452,920
UltraTech Cement Ltd.	8,316	452,514
(Cost $4,428,181)		4,542,095
Indonesia 2.3%
PT Astra International Tbk	457,368	272,673
PT Bank Central Asia Tbk	533,614	611,335
PT Telekomunikasi Indonesia Persero Tbk	1,360,453	394,473
(Cost $1,146,860)		1,278,481
Korea 15.3%
Amorepacific Corp.*	1,658	452,246
Hyundai Motor Co.	3,718	447,078
Korea Electric Power Corp.*	10,336	377,826
KT Corp.	20,066	507,547
LG Chem Ltd.	2,170	490,956
LG Household & Health Care Ltd.	596	450,858
Naver Corp.	1,218	796,051
Samsung Biologics Co., Ltd.*	986	136,603
Samsung Electronics Co., Ltd.	2,312	3,927,528
Samsung Fire & Marine Insurance Co., Ltd.	2,292	531,347
Shinhan Financial Group Co., Ltd.	14,954	590,752
(Cost $7,070,643)		8,708,792
Mexico 2.9%
Fomento Economico Mexicano SAB de CV (ADR)	7,742	582,430
Gruma SAB de CV "B"	15,238	204,630
Grupo Financiero Inbursa SAB de CV "O"	135,109	200,848
Grupo Mexico SAB de CV "B"	220,582	663,645
(Cost $1,959,402)		1,651,553
Philippines 2.3%
CEMEX Holdings Philippines, Inc. 144A*	1,763,600	396,912
Metropolitan Bank & Trust Co.	270,210	442,863
SM Investments Corp.	33,165	460,538
(Cost $1,254,148)		1,300,313
Russia 5.3%
Gazprom PJSC (ADR)	130,471	643,874
Lukoil PJSC (ADR)	11,833	665,074
Magnit PJSC	3,430	550,693
MMC Norilsk Nickel PJSC (ADR) (a)	25,698	415,794
Sberbank of Russia PJSC	247,480	709,754
(Cost $2,461,867)		2,985,189
South Africa 6.1%
Dis-Chem Pharmacies Ltd. 144A*	204,702	367,628
FirstRand Ltd.	168,000	624,282
Naspers Ltd. "N"	6,150	977,496
Shoprite Holdings Ltd.	35,000	464,841
Truworths International Ltd.	109,301	656,808
Woolworths Holdings Ltd.	71,988	396,768
(Cost $2,876,448)		3,487,823
Taiwan 10.6%
Advanced Semiconductor Engineering, Inc.	465,000	516,347
Catcher Technology Co., Ltd.	62,000	508,870
Delta Electronics, Inc.	131,727	735,814
Fubon Financial Holding Co., Ltd.	337,000	547,978
Largan Precision Co., Ltd.	6,950	996,108
Taiwan Semiconductor Manufacturing Co., Ltd.	461,803	2,739,500
(Cost $4,023,876)		6,044,617
Thailand 0.6%
CP ALL PCL (NVDR) (Cost $247,035)	190,300	327,228
Turkey 1.1%
KOC Holding AS	100,545	404,907
Turkiye Garanti Bankasi AS	97,879	216,212
(Cost $716,326)		621,119
United Arab Emirates 0.8%
Emaar Malls PJSC (Cost $589,330)	687,850	473,402
Total Common Stocks (Cost $44,472,528)		53,284,860
Securities Lending Collateral 1.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (b) (c) (Cost $613,705)	613,705	613,705
Cash Equivalents 5.4%
Deutsche Central Cash Management Government Fund, 0.54% (b) (Cost $3,094,290)	3,094,290	3,094,290
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,180,523) †	100.1	56,992,855
Other Assets and Liabilities, Net	(0.1)	(69,008)
Net Assets	100.0	56,923,847

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $48,224,434. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $8,768,421. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,327,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,559,009.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $596,589, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At January 31, 2017 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Information Technology	16,241,866	30.5%
Financials	12,060,031	22.6%
Consumer Discretionary	6,528,232	12.3%
Consumer Staples	4,098,628	7.7%
Materials	3,853,376	7.2%
Energy	3,323,924	6.2%
Industrials	2,453,746	4.6%
Telecommunication Services	2,181,115	4.1%
Real Estate	1,431,180	2.7%
Utilities	976,159	1.8%
Health Care	136,603	0.3%
Total	53,284,860	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,207,031	$—	$—	$1,207,031
Australia	—	759,719	—	759,719
Brazil	4,634,547	—	—	4,634,547
China	4,393,227	8,853,850	—	13,247,077
Hong Kong	—	2,015,874	—	2,015,874
India	1,093,299	3,448,796	—	4,542,095
Indonesia	—	1,278,481	—	1,278,481
Korea	—	8,708,792	—	8,708,792
Mexico	1,651,553	—	—	1,651,553
Philippines	—	1,300,313	—	1,300,313
Russia	1,724,742	1,260,447	—	2,985,189
South Africa	—	3,487,823	—	3,487,823
Taiwan	—	6,044,617	—	6,044,617
Thailand	—	327,228	—	327,228
Turkey	—	621,119	—	621,119
United Arab Emirates	—	473,402	—	473,402
Short-Term Investments (d)	3,707,995	—	—	3,707,995
Total	$18,412,394	$38,580,461	$—	$56,992,855

During the period ended January 31, 2017, the amount of transfers between Level 3 and Level 2 was $117,191. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017